Annual Total Returns - Macquarie Healthcare Fund		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	11.43%	-4.34%	31.96%	-0.84%	31.53%	11.14%	-5.32%	-1.32%	4.20%	8.49%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of -2.32%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 21.54% for the quarter ended June 30, 2020, and its lowest quarterly return was -14.87% for the quarter ended December 31, 2018.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Class A
Year Total Return		8.49%	4.20%	(1.32%)	(5.32%)	11.14%	31.53%	(0.84%)	31.96%	(4.34%)	11.43%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	(2.32%)
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	21.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(14.87%)
Lowest Quarterly Return, Date	Dec. 31, 2018